Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Cash and cash equivalents [abstract]
Cash balances	$ 0.9	₨ 69.6		₨ 292.1
Balances with banks (including deposits with original maturity of up to three months)	2,439.8	184,608.4		215,305.9
Total	$ 2,440.7	₨ 184,678.0	$ 2,849.4	₨ 215,598.0	₨ 147,167.5	₨ 139,867.6